Business combinations (Details) ₩ / shares in Units, ₩ in Millions	Sep. 30, 2020 KRW (₩) ₩ / shares shares
Disclosure of detailed information about business combination [line items]
Contract assets	₩ 15,803
Fair value of acquired receivables	₩ 15,803
Share Purchase Agreement [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest purchased	94.54%
Shares purchased | shares	7,230,174
Shinhan Life Insurance Co Ltd [Member] | Merger [Member]
Disclosure of detailed information about business combination [line items]
Conversion of shares, Shares issued per share | shares	0.9226202
Share price | ₩ / shares	₩ 5,000
Shinhan Venture Investment Co., Ltd.
Disclosure of detailed information about business combination [line items]
Contract assets	₩ 793
GF And IMGA Business Department Of Leaders Financial Sales Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Date of acquisition	May 31, 2021